Other Financial Liabilities (Details)	Dec. 02, 2025 AUD ($) shares	Dec. 02, 2025 USD ($) $ / shares	Jul. 31, 2025 USD ($) $ / shares	Dec. 10, 2025 shares	Dec. 02, 2025 $ / shares	Jul. 31, 2025 AUD ($) shares	Jul. 31, 2025 $ / shares	Jul. 25, 2025 shares	May 01, 2022
Other Financial Liabilities [Line Items]
Number of shares issued (in Shares) | shares	219,841,000			219,841,000				1,057,000
Net proceeds (in Dollars) | $	$ 46,510,000
Purchase of warrants	938,490	938,490
Representing shares	500					500		500	500
Purchase price per warrant | $ / shares			$ 8.7999
Securities Purchase Agreement [Member]
Other Financial Liabilities [Line Items]
Transaction costs (in Dollars) | $	$ 5,278,293
Private Placement of Equity Securities [Member]
Other Financial Liabilities [Line Items]
Number of shares issued (in Shares) | shares	4,530,854,000					14,204,500
Net proceeds (in Dollars) | $		$ 46,509,833	$ 2,049,992
Purchase price | $ / shares					$ 0.01		$ 0.0176
Purchase of warrants			204,547
Prefunded Warrants [Member] | Securities Purchase Agreement [Member]
Other Financial Liabilities [Line Items]
Initial fair value (in Dollars) | $	$ 18,985,338					$ 2,600,115
Prefunded Warrants [Member] | Private Placement of Equity Securities [Member]
Other Financial Liabilities [Line Items]
Purchase price per warrant | $ / shares		$ 4.9999
Exercise price | $ / shares					$ 0.0001		$ 0.0001